Stockholders' Equity (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Activities Under Option Plans [Abstract]
Balances - Number of shares	1,670,000	1,680,000	1,680,000	180,000
Balances - Weighted Average exercise price	$ 1.01	$ 1.01	$ 1.01	$ 2.52
Balances - Weighted average remaining contractual term	7 years 110 days	7 years 292 days	8 years 9 months 18 days	5 years 146 days
Balances - Aggregate intrinsic value	$ 519,400,000	$ 458,600,000	$ 2,200,000	$ 2,400,000
Options vested and exercisable and expected to be vested and exercisable at March 31, 2014	1,518,900	1,518,900
Options vested and exercisable and expected to be vested and exercisable at March 31, 2014	$ 1.03	$ 1.03
Options vested and exercisable and expected to be vested and exercisable at March 31, 2014	7 years 110 days	7 years 292 days
Options vested and exercisable and expected to be vested and exercisable at March 31, 2014	464,626,000	410,270,000
Options vested and exercisable at end of period	170,000	180,000
Options vested and exercisable at end of period		$ 2.52
Options vested and exercisable at end of period	6 years 73 days	3 years 146 days
Options vested and exercisable at end of period	$ 89,500,000	$ 8,600,000
Options cancelled and retired	(10,000)	0
Options cancelled and retired	$ 2.65	$ 0
Options exercised	0	0	0
Options exercised	$ 0	$ 0	$ 0
Options granted	0	0	1,500,000
Options granted	$ 0	$ 0	$ 0.83